Intangible Assets and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortization Expense [Abstract]
Amortization Of Intangible Assets	$ 98,483	$ 93,100	$ 87,441
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2014	96,634
2015	92,633
2016	87,653
2017	84,809
2018	81,943
Indefinite Lived Intangible Assets [Line Items]
Carrying Amount	216,617	217,669
Intangible Assets	869,411	757,876
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,397,640	1,248,678
Accumulated Amortization	(744,846)	(708,471)
Goodwill [Roll Forward]
Goodwill	11,658,187
Goodwill acquired	1,710,807	258,216
Reclassifications		419
Foreign Currency Translation Adjustment	(286,814)	(22,337)
Goodwill	13,082,180	11,658,187
Segment geographical countries group one (Member)
Goodwill [Roll Forward]
Goodwill	9,645,647	9,487,013
Goodwill acquired	1,535,840	158,582
Reclassifications		0
Foreign Currency Translation Adjustment	(533)	52
Goodwill	11,180,954	9,645,647
Segment geographical countries group two (Member)
Goodwill [Roll Forward]
Goodwill	1,594,157	1,521,359
Goodwill acquired	174,967	99,634
Reclassifications		(3,807)
Foreign Currency Translation Adjustment	(284,068)	(23,029)
Goodwill	1,485,056	1,594,157
Reporting Segment Total [Member]
Goodwill [Roll Forward]
Goodwill	11,239,804	11,008,372
Goodwill acquired	1,710,807	258,216
Reclassifications		(3,807)
Foreign Currency Translation Adjustment	(284,601)	(22,977)
Goodwill	12,666,010	11,239,804
Corporates [Member]
Goodwill [Roll Forward]
Goodwill	418,383	413,517
Goodwill acquired	0	0
Reclassifications		4,226
Foreign Currency Translation Adjustment	(2,213)	640
Goodwill	416,170	418,383
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	338,443	325,335
Accumulated Amortization	(257,234)	(240,412)
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	113,346	106,510
Accumulated Amortization	(51,225)	(44,584)
License and distribution agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	194,810	223,701
Accumulated Amortization	(111,754)	(112,697)
Self-developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	122,944	105,087
Accumulated Amortization	(59,955)	(46,097)
Other intangible assets category [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	355,750	350,475
Accumulated Amortization	(252,619)	(264,031)
Construction in Progress [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	32,653	39,570
Accumulated Amortization	0	0
Customer Relationships Domain [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	239,694	98,000
Accumulated Amortization	(12,059)	(650)
Tradename [Member]
Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	209,513	210,630
Management contracts [Member]
Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	$ 7,104	$ 7,039